EQUITY AND EARNINGS PER SHARE - Options Assigned (Details 2) (USD $)	Dec. 31, 2013		May 15, 2013	Dec. 31, 2012
Strike Price	$ 5.25	[1]
Stock Options outstanding	20,730,458
Manager
Stock Options outstanding	17,672,888		21,500,000	9,685,338
Options Granted in 2004 to 2007
Stock Options outstanding	535,570
Options Granted in 2004 to 2007 | Lower Range
Year of Grant	2004
Strike Price	$ 13.86
Options Granted in 2004 to 2007 | Upper Range
Year of Grant	2007
Strike Price	$ 16.95
Options Granted in 2011
Year of Grant	2011
Stock Options outstanding	1,210,000
Options Granted in 2011 | Lower Range
Strike Price	$ 2.49
Options Granted in 2011 | Upper Range
Strike Price	$ 3.29
Options Granted in 2012
Year of Grant	2012
Stock Options outstanding	1,300,000
Options Granted in 2012 | Lower Range
Strike Price	$ 3.41
Options Granted in 2012 | Upper Range
Strike Price	$ 3.67
Options Assigned | Manager
Stock Options outstanding	3,045,570

[1]	The strike prices are subject to adjustment in connection with return of capital dividends.